Net Loss Per Share - Summary of Potential Dilutive Shares (Details)	12 Months Ended
Dec. 31, 2020 shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Potential dilutive shares	32,116,477
Class B / B-1 Units | QL Holdings LLC
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Potential dilutive shares	25,571,996
Restricted Class A Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Potential dilutive shares	1,061,605
Restricted Stock Units
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Potential dilutive shares	5,482,876